7 STOCK HOLDER'S EQUITY Summary of the activity of options (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Jan. 02, 2012
Stockholders' Equity (Deficiency):
Options Outstanding	1,600,000	0
Options Granted	1,600,000
Options exercisable	900,000
Weighted Average exercise price	$ 0.30	$ 0
Weighted Average fair value	$ 0.21	$ 0
Weighted Average exercise price - exercisable	$ 0.30
Weighted Average fair value - exercisable	$ 0.21